Cover Page	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	GRAPHIC PACKAGING HOLDING CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33988
Entity Tax Identification Number	26-0405422
Entity Address, Address Line One	1500 Riveredge Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	770
Local Phone Number	240-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001408075
Amendment Flag	false